DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Component of Debt Liability Carrying Values
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

December 31,
2019
Principal	$215,000
Less: Debt issuance costs, net of amortization	(1,687)

Net liability carrying amount	$213,313

Schedule of Liability Interest Expense
Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2020	2019	2018
Amortization of debt issuance costs	$1,687	$1,004	$794
Interest expense	3,848	7,676	$7,083

Total interest expense recognized	$5,535	$8,680	$7,877

Effective interest rate	2.11%	4.01%	3.80%
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes	2017 Notes
	Year Ended December 31,	Year Ended December 31,
	2020	2020	2019	2018
Amortization of debt issuance costs	$492	$820	$753	$694
Non-cash amortization of debt discount	2,165	7,483	7,153	6,855
Interest expense	—	3,594	3,594	3,594
Total interest expense recognized	$2,657	$11,897	$11,500	$11,143
Effective interest rate	1.87%	4.68%	4.68%	4.68%

Schedule of Outstanding Exchangeable Note
The following table summarizes some key facts and terms regarding the outstanding Notes:

	Due 2025	Due 2024
Issuance date	August 27, 2020	January 18, 2017
Maturity date	September 15, 2025	January 15, 2024
Effective conversion date	June 15, 2025	September 15, 2023
Principal amount	$460,000	$287,495
Cash coupon rate (per annum)	—%	1.25%
Conversion rate effective (per $1000 principal amount)	3.34	12.05
Effective conversion price effective (per ADS)	$299.19	$83.15

Schedule of Carrying Values
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	Year Ended 2020 Notes	2017 Notes
	December 31,	December 31,
	2020	2020	2019
Principal	$460,000	$287,495	$287,500
Less:
Debt issuance costs, net of amortization	(7,460)	(2,914)	(3,735)
Unamortized discount	(31,203)	(24,700)	(32,182)

Net liability carrying amount	421,337	259,881	$251,583
Equity component - net carrying value	$32,746	$51,176	$51,176